STOCKHOLDERS' EQUITY (Details 4)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Class of Warrant or Right [Line Items]
Warrants Outstanding, Number of Options and Warrants (in Shares) | shares	38,510
Granted Number of Options and Warrants (in Shares) | shares	1,931,021
Exercised, Number of Options and Warrants (in Shares) | shares	(1,169,167)
Forfeited or Expired, Number of Options and Warrants (in Shares) | shares	(48,750)
Warrants Outstanding, Number of Options and Warrants (in Shares) | shares	751,614
Exercisable, Number of Options and Warrants (in Shares) | shares	751,614
Warrants Outstanding, Weighted Average Exercise Price | $ / shares	$ 739.20
Granted, Weighted Average Exercise Price | $ / shares	6.12
Exercised, Weighted Average Exercise Price | $ / shares	1.56
Forfeited or Expired, Weighted Average Exercise Price | $ / shares	13.80
Warrants Outstanding, Weighted Average Exercise Price | $ / shares	50.52
Exercisable, Weighted Average Exercise Price | $ / shares	$ 50.52